Summary of Significant Accounting Policies (Details) - Schedule of exercise price could be less than the most recent fair value of the common shares - shares	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Summary of Significant Accounting Policies (Details) - Schedule of exercise price could be less than the most recent fair value of the common shares [Line Items]
Convertible debt	110,000	110,000
Total	110,000	110,000